Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders Equity
Schedule of share capital

	Number of shares	€’000
Opening balance – January 1, 2022	13,123,723	2
Issue of shares – ATM	681,926	-
Closing balance – December 31, 2022	13,805,649	2
Issue of shares – ATM	1,103,368	-
Issue of shares – share based payments	10,000
Closing balance – December 31, 2023	14,919,017	2